Investments in Associates and Joint Ventures - Summary of Investments In Associates And Joint Ventures (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	£ 1,902
Changes in associate’s business undertakings – demerger of ITC Hotels	(533)	£ 0
31 December	1,521	1,902
Non-current assets	96,606	104,605
Current assets	12,684	14,294
Non-current liabilities	(46,621)	(50,161)
Current liabilities	(14,524)	(18,743)
Associates and JVs
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	1,902	1,970
Dividends	(386)	(447)	£ (559)
Additional	34	48
Disposals	(167)	(227)
Other equity movements	25	(1)
31 December	1,521	1,902	1,970
Non-current assets	947	1,230
Current assets	1,056	1,205
Non-current liabilities	(98)	(97)
Current liabilities	(384)	(436)
Groups Share in Associates and Joint Ventures
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
Total comprehensive income	646	559	£ 473
ITC Ltd.
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	1,762
Dividends	(376)	(434)
31 December	1,348	1,762
Non-current assets	3,605	4,456
Current assets	3,872	4,152
Non-current liabilities	(304)	(306)
Current liabilities	(1,287)	(1,376)
Market value of investments in associates	9,558	14,357
Other Listed Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	98
31 December	127	98
Market value of investments in associates	184	224
Unlisted Associates
Disclosure Of Significant Investments In Associates And Joint Ventures [Line Items]
1 January	42
31 December	£ 46	£ 42